Shareholder Report, Line Graph (Details) 195931_Roundhill Russell 2000 0DTE Covered Call Strategy ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Sep. 09, 2024	Dec. 31, 2025
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill Russell 2000® 0DTE Covered Call Strategy ETF NAV
Accumulated Value	$ 10,894	$ 10,000	$ 11,929
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,448	$ 10,000	$ 12,801